Note 9 - Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other operating income components [text block]
	2021	2020	2019

Government grant – Gold sale export credit incentive	-	4,695	866
Government grant – Gold support price	-	-	1,064
Other	46	70	94
Greenstone Retirement Fund pay-out	-	-	250
	46	4,765	2,274

Disclosure of ECI applicable and percentages applied [text block]
ECI applicable periods	Percentage
May 1, 2016 – December 31, 2017	3.5%
January 1, 2018 – January 31, 2018	2.5%
February 1, 2018 – February 20, 2019	10%
February 21, 2019 – March 9, 2020	0%
March 10, 2020 – June 26, 2020	25%